Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of Income and Share Data Used in Calculation of Basic and Diluted Earnings Per Share	The following table shows the income and share data used in the calculation of basic and diluted earnings per share for the periods of 2023, 2022 and 2021:
	2023		2022	2021
Net income (in thousands of pesos)
Attributable to Owners of the Group	Ps.	1,049,461	872,557	1,751,645
Shares (in thousands of shares)
Weighted average of outstanding shares
Basic		37,244	37,256	36,974
Diluted		37,265	37,277	37,337

Basic and diluted earnings per share:

Basic earnings per share (pesos per share)	Ps.	28.18	23.42	47.38
Diluted earnings per share (pesos per share)	Ps.	28.16	23.41	46.91